Interest in Other Entities (Details) - Detail 5 ₪ in Thousands, $ in Thousands													1 Months Ended	12 Months Ended
	Dec. 06, 2023 USD ($)	Sep. 05, 2023 USD ($)	May 17, 2023 USD ($)	Feb. 12, 2023	Oct. 30, 2022 USD ($)	Aug. 30, 2022 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Mar. 31, 2022 USD ($)	Mar. 25, 2021 USD ($) shares	Mar. 25, 2021 ILS (₪) shares	Oct. 14, 2020 USD ($) shares	Nov. 30, 2021 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2022 USD ($)	Dec. 25, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 15, 2021 USD ($)
Interest in Other Entities (Details) - Detail 5 [Line Items]
Invested amount												$ 750		$ 250				$ 741	$ 2,000
Ordinary shares (in Shares) | shares												325,270		2,824,525
Issued and outstanding share capital												58.70%
Invested additional amount												$ 250		$ 1,176
Finance round											₪ 7,300			$ 1,000
Exchange for shares (in Shares) | shares										146,637	146,637			288,238	288,238
Issued and outstanding share capital, percentage						35.94%				20.00%	20.00%			67.00%	67.00%
PPS percentage										50.00%	50.00%
Shares issued (in Shares) | shares						8,586
Consideration amount	$ 250	$ 764	$ 5,700		$ 2,000				$ 1,333					$ 1,250
Granted loan												250
Lending amount												$ 1,250
Bear interest rate												4.00%	4.00%
Loaned amount													$ 250				$ 445
Discount percentage				20.00%	20.00%									20.00%	20.00%
Advertising services							$ 1,250	₪ 4,000								$ 660
Prepaid expense														$ 940		$ 469
Eventer [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Shares issued (in Shares) | shares										65,310	65,310
Shares received (in Shares) | shares										19,518	19,518
Companys holding										46.21%	46.21%
Consideration amount														$ 59	₪ 200
Percentage of outstanding common stock.														46.21%	46.21%
Prepaid expense														$ 1,250
Investors [Member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Finance round										$ 2,250
Share capital [member]
Interest in Other Entities (Details) - Detail 5 [Line Items]
Issued and outstanding share capital, percentage										47.69%	47.69%